Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - CNY (¥)	Number of issued shares	Additional paid-in capital	Treasury shares	Subscription receivables	Accumulated losses	Accumulated other comprehensive income	Total equity (deficit) attributable to shareholders of the Company	Non-controlling interests	Total
Balance at Dec. 31, 2020	¥ 6,513	¥ 644,906,635			¥ (255,807,141)	¥ 39,181,361	¥ 428,287,368	¥ 4,764,882	¥ 433,052,250
Balance (in Shares) at Dec. 31, 2020	108,026,187
Net loss					(381,721,019)		(381,721,019)	(1,208,147)	(382,929,166)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						(548,029)	(548,029)		(548,029)
Foreign currency translation adjustment, net of nil income taxes						(2,889,641)	(2,889,641)		(2,889,641)
Unrealized gain on short-term investment, net of nil income taxes
Issuance of shares	¥ 984	292,408,638					292,409,622		292,409,622
Issuance of shares (in Shares)	16,167,742
Balance at Dec. 31, 2021	¥ 7,497	937,315,273			(637,528,160)	35,743,691	335,538,301	3,556,735	339,095,036
Balance (in Shares) at Dec. 31, 2021	124,193,929
Net loss					(742,645,232)		(742,645,232)	(2,103,019)	(744,748,251)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						(1,520,393)	(1,520,393)		(1,520,393)
Foreign currency translation adjustment, net of nil income taxes						(19,356,001)	(19,356,001)		(19,356,001)
Unrealized gain on short-term investment, net of nil income taxes						2,133,528	2,133,528		2,133,528
Issuance of shares to L&L Tomorrow Holdings Limited	¥ 11	9,964,474					9,964,485		9,964,485
Issuance of shares to L&L Tomorrow Holdings Limited (in Shares)	174,544
Issuance of shares to THC Hope IB Limited
Issuance of shares to THC Hope IB Limited (in Shares)	8,242,983
Decrease of transaction cost of Merger and PIPE Transactions		(85,728,299)					(85,728,299)		(85,728,299)
Equity financing through Merger Transaction	¥ 380	(37,625,574)					(37,625,194)		(37,625,194)
Equity financing through Merger Transaction (in Shares)	5,693,636
Equity financing through PIPE Transaction	¥ 338	312,871,174					312,871,512		312,871,512
Equity financing through PIPE Transaction (in Shares)	5,050,000
Equity financing through ESA Transaction	¥ 334	267,361,986					267,362,320		267,362,320
Equity financing through ESA Transaction (in Shares)	5,000,000
Capital contribution from shareholders		1,777,675					1,777,675		1,777,675
Share-based compensation		44,421,298					44,421,298		44,421,298
Issuance of shares to Cantor	¥ 56	21,656,644					21,656,700		21,656,700
Issuance of shares to Cantor (in Shares)	826,446
Balance at Dec. 31, 2022	¥ 8,616	1,472,014,651			(1,380,173,392)	17,000,825	108,850,700	1,453,716	110,304,416
Balance (in Shares) at Dec. 31, 2022	149,181,538
Net loss					(876,250,383)		(876,250,383)	3,323,950	(872,926,433)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes						(2,116,740)	(2,116,740)		(2,116,740)
Foreign currency translation adjustment, net of nil income taxes						8,741,308	8,741,308		8,741,308
Unrealized gain on short-term investment, net of nil income taxes						3,584,872	3,584,872		3,584,872
Amounts reclassified from accumulated other comprehensive income						(5,718,400)	(5,718,400)		(5,718,400)
Issuance of shares to L&L Tomorrow Holdings Limited	¥ 10	1,928,074					1,928,084		1,928,084
Issuance of shares to L&L Tomorrow Holdings Limited (in Shares)	150,024
Decrease of transaction cost of Merger and PIPE Transactions		1,386,708					1,386,708		1,386,708
Transaction cost of equity financing through ESA		(4,657,323)					(4,657,323)		(4,657,323)
Share-based compensation		62,548,907					62,548,907		62,548,907
Exchange of Public and Private warrants	¥ 365	105,931,016					105,931,381		105,931,381
Exchange of Public and Private warrants (in Shares)	5,419,744
Popeyes Transaction	¥ 742	167,151,137					167,151,879		167,151,879
Popeyes Transaction (in Shares)	11,466,574
Exercise of equity-settled share-based payments		1,412,126					1,412,126		1,412,126
Balance at Dec. 31, 2023	¥ 9,733	¥ 1,807,715,296			¥ (2,256,423,775)	¥ 21,491,865	¥ (427,206,881)	¥ 4,777,666	¥ (422,429,215)
Balance (in Shares) at Dec. 31, 2023	166,217,880